BetaBuilders International Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® DEVELOPED MARKETS EX-NORTH AMERICA TARGET MARKET EXPOSURE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.61%	9.00%	9.47%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		32.05%	9.10%	9.60%
Performance Inception Date	Dec. 03, 2019
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.68%	8.24%	8.83%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.65%	7.04%	7.53%